MUZINICH CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS at March 31, 2022 (Unaudited)

Principal
Amount†		Value
CORPORATE BONDS: 73.9%
Aerospace/Defense: 0.7%
	TransDigm Inc
1,525,000	8.000%, 12/15/25	$1,589,630
939,000	6.250%, 3/15/26	966,564
		2,556,194
Airlines: 2.6%
	American Airlines Inc/AAdvantage Loyalty IP Ltd
550,000	5.500%, 4/20/26	554,953
425,000	5.750%, 4/20/29	423,991
	Delta Air Lines Inc
1,250,000	7.375%, 1/15/26	1,358,875
	easyJet PLC
EUR 350,000	1.750%, 2/9/23	390,634
EUR 350,000	0.875%, 6/11/25	376,449
	Emirates Airline
645,682	4.500%, 2/6/25	654,250
	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd
2,475,000	6.500%, 6/20/27	2,583,281
	Singapore Airlines Ltd
1,836,000	3.000%, 7/20/26	1,773,331
	Wizz Air Finance Co BV
EUR 800,000	1.350%, 1/19/24	871,036
EUR 650,000	1.000%, 1/19/26	662,822
		9,649,622
Automotive & Auto Parts: 5.8%
	Faurecia SE
EUR 850,000	2.375%, 6/15/27	841,565
	FCE Bank PLC
EUR 1,050,000	1.615%, 5/11/23	1,169,270
	Ford Motor Co
1,250,000	3.250%, 2/12/32	1,116,650
	Ford Motor Credit Co LLC
4,250,000	3.087%, 1/9/23	4,256,056
1,125,000	3.370%, 11/17/23	1,124,550
1,100,000	4.063%, 11/1/24	1,099,351
	General Motors Co
1,650,000	6.125%, 10/1/25	1,774,998
1,400,000	6.800%, 10/1/27	1,584,581
	IHO Verwaltungs GmbH
EUR 800,000	3.625% Cash or 4.000% PIK, 5/15/25 PIK	876,642
EUR 400,000	3.750% Cash or 5.000% PIK, 9/15/26 PIK	430,289
	Kia Corp
470,000	3.250%, 4/21/26	465,445
	RCI Banque SA
EUR 500,000	1.000%, 5/17/23	553,645
EUR 490,000	1.625%, 5/26/26	520,377
	Schaeffler AG
EUR 900,000	2.750%, 10/12/25	1,001,531
	Valeo
EUR 800,000	1.000%, 8/3/28	772,953
	Volkswagen International Finance NV
EUR 1,900,000	3.500% (5 Year Swap Rate EUR + 3.746%), 6/17/25 [1,3,4]	2,120,408
	Volvo Car AB
EUR 750,000	2.500%, 10/7/27	832,958
	ZF Finance GmbH
EUR 900,000	2.750%, 5/25/27	928,857
		21,470,126
Banking: 6.1%
	ABN AMRO Bank NV
2,600,000	4.400% (5 Year Swap Rate USD + 2.197%), 3/27/28 [1,4]	2,615,322
	AIB Group PLC
EUR 2,200,000	2.875% (5 Year Swap Rate EUR + 3.300%), 5/30/31 [1,4]	2,406,217
	Banco Bradesco SA
909,000	3.200%, 1/27/25	901,732
	Banco Daycoval SA
850,000	4.250%, 12/13/24	849,749
	Banco do Brasil SA
971,000	4.750%, 3/20/24	999,868
	Bancolombia SA
500,000	4.875% (5 Year CMT Rate + 2.929%), 10/18/27 [1,4]	497,725
	Bank of Ireland Group PLC
EUR 1,200,000	1.375% (5 Year Swap Rate EUR + 1.650%), 8/11/31 [1,4]	1,233,634
	BBVA Bancomer SA
1,282,000	1.875%, 9/18/25	1,223,086
	CaixaBank SA
EUR 800,000	2.750% (5 Year Swap Rate EUR + 2.350%), 7/14/28 [1,4]	899,489
EUR 900,000	2.250% (5 Year Swap Rate EUR + 1.680%), 4/17/30 [1,4]	991,376
	Deutsche Bank AG
1,461,000	4.296% (5 Year Swap Rate USD + 2.248%), 5/24/28 [1,4]	1,447,163
	Global Bank Corp
800,000	5.250% (3 Month LIBOR USD + 3.300%), 4/16/29 [1,4]	763,552
	ING Groep NV
2,350,000	4.700% (5 Year Swap Rate USD + 1.938%), 3/22/28 [1,4]	2,368,603
EUR 300,000	1.625% (5 Year Swap Rate EUR + 1.250%), 9/26/29 [1,4]	330,674
	La Banque Postale SA
EUR 1,600,000	0.875% (5 Year Swap Rate EUR + 1.380%), 1/26/31 [1,4]	1,663,641
	QNB Finance Ltd
2,115,000	2.625%, 5/12/25	2,071,537
	Standard Chartered PLC
1,300,000	3.516% (5 Year CMT Rate + 1.850%), 2/12/30 [1,4]	1,270,830
		22,534,198
Broadcasting: 2.5%
	Magallanes Inc
3,675,000	3.638%, 3/15/25	3,701,842
1,675,000	3.788%, 3/15/25	1,676,297
1,175,000	5.141%, 3/15/52	1,205,223
	Netflix Inc
EUR 1,050,000	3.000%, 6/15/25	1,215,088
	Sirius XM Radio Inc
250,000	3.125%, 9/1/26	236,701
	TEGNA Inc
1,400,000	4.750%, 3/15/26	1,399,356
		9,434,507
Building Materials: 0.6%
	Cemex SAB de CV
570,000	7.375%, 6/5/27	610,521
	Masonite International Corp
875,000	5.375%, 2/1/28	880,775
	Standard Industries Inc
1,000,000	3.375%, 1/15/31	877,755
		2,369,051
Cable/Satellite TV: 2.3%
	CCO Holdings LLC / CCO Holdings Capital Corp
875,000	5.500%, 5/1/26	889,893
2,650,000	5.125%, 5/1/27	2,659,109
2,000,000	5.000%, 2/1/28	1,982,820
	CSC Holdings LLC
2,850,000	5.875%, 9/15/22	2,875,949
		8,407,771
Capital Goods: 1.0%
	AGCO International Holdings BV
EUR 600,000	0.800%, 10/6/28	599,205
	Alfa SAB de CV
1,410,000	5.250%, 3/25/24	1,448,718
	Highland Holdings SARL
EUR 900,000	0.318%, 12/15/26	939,212
	Traton Finance Luxembourg SA
EUR 600,000	0.125%, 11/10/24	644,963
		3,632,098
Chemicals: 1.9%
	Alpek SAB de CV
891,000	4.250%, 9/18/29	882,184
	Equate Petrochemical BV
500,000	4.250%, 11/3/26	507,813
	MEGlobal Canada ULC
500,000	5.000%, 5/18/25	516,610
	OCI NV
EUR 967,500	3.625%, 10/15/25	1,090,638
	Orbia Advance Corp SAB de CV
1,000,000	4.000%, 10/4/27	1,003,155
	Sherwin-Williams Co
1,225,000	3.450%, 6/1/27	1,231,473
950,000	2.900%, 3/15/52	780,408
	UPL Corp Ltd
1,222,000	4.500%, 3/8/28	1,161,552
		7,173,833
Consumer-Products: 0.5%
	Mattel Inc
1,025,000	3.750%, 4/1/29	987,701
	Tempur Sealy International Inc
1,075,000	3.875%, 10/15/31	919,372
		1,907,073
Containers: 2.6%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc
EUR 1,525,000	2.125%, 8/15/26	1,591,825
EUR 825,000	2.125%, 8/15/26	860,415
3,050,000	4.125%, 8/15/26	2,942,091
	Ball Corp
1,500,000	4.000%, 11/15/23	1,518,667
1,275,000	3.125%, 9/15/31	1,140,743
	DS Smith PLC
EUR 525,000	0.875%, 9/12/26	553,708
	SIG Combibloc PurchaseCo SARL
EUR 775,000	2.125%, 6/18/25	859,898
		9,467,347
Diversified Financial Services: 6.6%
	Alliance Data Systems Corp
1,800,000	4.750%, 12/15/24	1,772,766
	AXA Logistics Europe Master SCA
EUR 500,000	0.375%, 11/15/26	519,921
	Block Inc
2,075,000	3.500%, 6/1/31	1,910,919
	Credit Suisse Group AG
900,000	7.500% (5 Year Swap Rate USD + 4.598%), 12/11/23 [1,3,4]	933,188
	Grupo de Inversiones Suramericana SA
1,500,000	5.500%, 4/29/26	1,513,193
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
1,425,000	6.375%, 12/15/25	1,437,861
	ICD Funding Ltd
1,900,000	3.223%, 4/28/26	1,851,227
	Intrum AB
EUR 1,175,000	4.875%, 8/15/25	1,313,129
	JAB Holdings BV
EUR 800,000	2.500%, 4/17/27	916,097
	Morgan Stanley
3,850,000	1.164% (SOFR + 0.560%), 10/21/25 [1,4]	3,664,111
	MSCI Inc
1,550,000	3.625%, 11/1/31	1,461,363
	Navient Corp
550,000	5.500%, 1/25/23	557,518
	OneMain Finance Corp
875,000	6.125%, 3/15/24	897,894
	Power Finance Corp Ltd
1,147,000	3.950%, 4/23/30	1,099,858
	SoftBank Group Corp
300,000	5.375%, 7/30/22	300,608
2,425,000	5.125%, 9/19/27	2,285,562
	SPARC EM SPC Panama Metro Line 2 SP
27,781	–%, 12/5/22 [5]	27,426
	UBS Group AG
1,800,000	7.000% (USSW5YF + 4.866%), 2/19/25 [1,3,4]	1,913,261
		24,375,902
Diversified Media: 0.5%
	Adevinta ASA
EUR 1,575,000	2.625%, 11/15/25	1,735,819

Energy: 5.0%
	Blue Racer Midstream LLC / Blue Racer Finance Corp
775,000	7.625%, 12/15/25	811,344
	BP Capital Markets PLC
EUR 1,250,000	3.250% (5 Year Swap Rate EUR + 3.880%), 3/22/26 [1,3,4]	1,389,692
	Cheniere Corpus Christi Holdings LLC
2,475,000	5.125%, 6/30/27	2,644,896
	DCP Midstream Operating LP
950,000	3.250%, 2/15/32	856,909
	Energean Israel Finance Ltd
1,370,000	4.500%, 3/30/24	1,358,698
	Energy Transfer LP
1,100,000	5.500%, 6/1/27	1,183,072
	EQT Corp
1,100,000	6.625%, 2/1/25	1,163,288
525,000	3.125%, 5/15/26	508,925
	Galaxy Pipeline Assets Bidco Ltd
1,106,105	1.750%, 9/30/27	1,062,617
509,000	3.250%, 9/30/40	461,436
	Leviathan Bond Ltd
910,000	5.750%, 6/30/23	923,563
775,000	6.125%, 6/30/25	790,994
	Oleoducto Central SA
924,000	4.000%, 7/14/27	872,007
	Petronas Capital Ltd
400,000	4.550%, 4/21/50	442,948
	Qatar Energy
500,000	3.300%, 7/12/51	460,378
	Rockies Express Pipeline LLC
2,425,000	3.600%, 5/15/25	2,387,316
	Shell International Finance BV
EUR 300,000	1.875%, 4/7/32	341,782
	Southwestern Energy Co
325,000	4.750%, 2/1/32	325,047
	Wintershall Dea Finance 2 BV
EUR 600,000	2.499% (5 Year Swap Rate EUR + 2.924%), 4/20/26 [1,3,4]	584,495
		18,569,407
Environmental: 0.2%
	GFL Environmental Inc
800,000	3.750%, 8/1/25	785,172

Food & Drug Retail: 1.1%
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC
1,372,000	3.500%, 2/15/23	1,374,106
1,825,000	7.500%, 3/15/26	1,930,494
	Roadster Finance DAC
EUR 525,000	1.625%, 12/9/24	577,778
		3,882,378
Food/Beverage/Tobacco: 3.1%
	BRF SA
850,000	4.750%, 5/22/24	861,335
	Constellation Brands Inc
835,000	2.250%, 8/1/31	736,749
	General Mills Inc
EUR 625,000	0.125%, 11/15/25	665,254
	Grupo Bimbo SAB de CV
500,000	4.000%, 9/6/49	468,331
	Herbalife Nutrition Ltd / HLF Financing Inc
1,950,000	7.875%, 9/1/25	2,002,036
	Kraft Heinz Foods Co
1,100,000	3.875%, 5/15/27	1,119,937
600,000	4.875%, 10/1/49	633,192
	Louis Dreyfus Co Finance BV
EUR 1,575,000	2.375%, 11/27/25	1,753,926
	Post Holdings Inc
422,000	5.750%, 3/1/27	424,627
	Sigma Alimentos S.A. de CV
1,048,000	4.125%, 5/2/26	1,057,055
	Viterra Finance BV
EUR 1,575,000	0.375%, 9/24/25	1,642,594
		11,365,036
Gaming: 0.9%
	Caesars Entertainment Inc
2,400,000	6.250%, 7/1/25	2,483,520
	Playtech PLC
EUR 800,000	4.250%, 3/7/26	890,155
		3,373,675
Healthcare: 5.1%
	Avantor Funding Inc
EUR 1,475,000	2.625%, 11/1/25	1,657,745
	Bausch Health Cos Inc
2,879,000	6.125%, 4/15/25	2,905,991
1,925,000	5.750%, 8/15/27	1,900,360
	Centene Corp
1,075,000	2.450%, 7/15/28	983,652
1,000,000	4.625%, 12/15/29	1,013,750
	CVS Health Corp
900,000	5.050%, 3/25/48	1,024,012
	Embecta Corp
700,000	5.000%, 2/15/30	661,062
	GN Store Nord AS
EUR 1,125,000	0.875%, 11/25/24	1,215,540
	HCA Inc
1,050,000	3.500%, 9/1/30	1,012,200
1,175,000	4.625%, 3/15/52	1,188,123
	Laboratory Corp of America Holdings
1,100,000	3.600%, 9/1/27	1,117,677
	MPT Operating Partnership LP / MPT Finance Corp
EUR 475,000	0.993%, 10/15/26	490,566
	Prime Healthcare Services Inc
800,000	7.250%, 11/1/25	820,996
	Select Medical Corp
925,000	6.250%, 8/15/26	956,496
	Tenet Healthcare Corp
1,575,000	4.625%, 7/15/24	1,584,048
	Werfenlife SA
EUR 400,000	0.500%, 10/28/26	420,225
		18,952,443
Homebuilders/Real Estate: 3.7%
	ARGAN SA
EUR 1,000,000	1.011%, 11/17/26	1,030,715
	Blackstone Property Partners Europe Holdings SARL
EUR 625,000	2.000%, 2/15/24	699,662
EUR 950,000	1.000%, 10/20/26	992,481
	Crown Castle International Corp
1,350,000	3.650%, 9/1/27	1,344,641
	CTP NV
EUR 1,025,000	0.625%, 9/27/26	1,032,683
	Fastighets AB Balder
EUR 1,725,000	2.873% (5 Year Swap Rate EUR + 3.188%), 6/2/81 [1,4]	1,681,054
	Global Infrastructure Solutions Inc
2,694,000	5.625%, 6/1/29	2,600,868
	KB Home
650,000	4.000%, 6/15/31	589,522
	Lar Espana Real Estate Socimi SA
EUR 700,000	1.750%, 7/22/26	750,718
	Logicor Financing SARL
EUR 1,000,000	0.750%, 7/15/24	1,091,503
	Tritax EuroBox PLC
EUR 1,100,000	0.950%, 6/2/26	1,147,045
	VIA Outlets BV
EUR 725,000	1.750%, 11/15/28	739,779
		13,700,671
Hotels: 0.7%
	Hilton Domestic Operating Co Inc
900,000	5.375%, 5/1/25	922,995
1,450,000	3.625%, 2/15/32	1,307,443
	Whitbread Group PLC
GBP 300,000	3.375%, 10/16/25	396,000
		2,626,438
Insurance: 0.5%
	Allianz SE
EUR 1,000,000	4.750% (3 Month EURIBOR + 3.600%), 10/24/23 [1,3,4]	1,163,630
	AXA SA
EUR 588,000	3.875% (EUSA11 + 3.250%), 10/8/25 [1,3,4]	686,450
		1,850,080
Leisure: 2.2%
	Expedia Group Inc
1,350,000	6.250%, 5/1/25	1,445,866
4,275,000	5.000%, 2/15/26	4,484,430
1,100,000	4.625%, 8/1/27	1,144,805
	Royal Caribbean Cruises Ltd
825,000	11.500%, 6/1/25	907,434
		7,982,535
Metals/Mining: 0.7%
	AngloGold Ashanti Holdings PLC
810,000	3.750%, 10/1/30	758,926
	Gold Fields Orogen Holdings BVI Ltd
785,000	6.125%, 5/15/29	851,760
	Orano SA
EUR 1,000,000	2.750%, 3/8/28	1,082,094
		2,692,780
Paper: 0.3%
	Inversiones CMPC SA
1,200,000	4.375%, 4/4/27	1,257,570

Publishing/Printing: 0.2%
	Informa PLC
EUR 700,000	2.125%, 10/6/25	783,814

Quasi & Foreign Government: 0.3%
	Indian Railway Finance Corp Ltd
1,095,000	3.730%, 3/29/24	1,101,453

Restaurants: 0.5%
	1011778 BC ULC / New Red Finance Inc
700,000	5.750%, 4/15/25	721,875
	Darden Restaurants Inc
1,075,000	3.850%, 5/1/27	1,093,367
		1,815,242
Services: 1.3%
	InPost SA
EUR 600,000	2.250%, 7/15/27	610,951
	ISS Finance BV
EUR 525,000	1.250%, 7/7/25	577,171
	ISS Global A/S
EUR 850,000	0.875%, 6/18/26	895,460
	Verisure Holding AB
EUR 800,000	3.875%, 7/15/26	867,251
	WASH Multifamily Acquisition Inc
475,000	5.750%, 4/15/26	476,964
	WESCO Distribution Inc
1,525,000	7.125%, 6/15/25	1,585,756
		5,013,553
Steel: 0.9%
	Commercial Metals Co
525,000	4.125%, 1/15/30	491,287
525,000	4.375%, 3/15/32	488,620
	JSW Steel Ltd
1,250,000	5.950%, 4/18/24	1,278,438
	Usiminas International SARL
1,062,000	5.875%, 7/18/26	1,089,060
		3,347,405
Super Retail: 2.8%
	Advance Auto Parts Inc
1,350,000	1.750%, 10/1/27	1,220,049
	Bath & Body Works Inc
800,000	6.625%, 10/1/30	842,180
	Home Depot Inc
2,600,000	2.375%, 3/15/51	2,090,378
	Levi Strauss & Co
834,000	3.500%, 3/1/31	765,512
	Lowe's Cos Inc
2,200,000	3.000%, 10/15/50	1,877,392
1,575,000	4.250%, 4/1/52	1,632,578
	Target Corp
2,275,000	2.950%, 1/15/52	2,101,273
		10,529,362
Technology: 2.2%
	Arqiva Broadcast Finance PLC
GBP 1,800,000	6.750%, 9/30/23	2,371,870
	Broadcom Inc
970,000	3.137%, 11/15/35	856,761
	Dell Bank International DAC
EUR 1,375,000	0.500%, 10/27/26	1,439,181
	Dell International LLC / EMC Corp
1,100,000	6.100%, 7/15/27	1,212,717
	Nokia Oyj
EUR 725,000	3.125%, 5/15/28	828,960
	Open Text Corp
550,000	3.875%, 2/15/28	528,281
	Open Text Holdings Inc
1,100,000	4.125%, 12/1/31	1,032,180
		8,269,950
Telecommunications: 4.9%
	America Movil SAB de CV
200,000	4.375%, 4/22/49	213,503
	AT&T Inc
425,000	3.300%, 2/1/52	363,003
	Bharti Airtel International Netherlands BV
500,000	5.350%, 5/20/24	517,182
	Iliad SA
EUR 800,000	1.875%, 4/25/25	864,503
	Lumen Technologies Inc
2,575,000	5.125%, 12/15/26	2,459,125
	Matterhorn Telecom SA
EUR 565,000	3.125%, 9/15/26	605,785
	PPF Telecom Group BV
EUR 1,225,000	3.250%, 9/29/27	1,329,144
	Rogers Communications Inc
3,725,000	2.950%, 3/15/25	3,709,447
	Sprint Corp
2,138,000	7.875%, 9/15/23	2,274,287
	T-Mobile USA Inc
675,000	2.250%, 2/15/26	638,508
450,000	2.250%, 2/15/26	425,672
1,700,000	3.875%, 4/15/30	1,709,153
	Verizon Communications Inc
2,700,000	2.875%, 11/20/50	2,262,925
	Vmed O2 UK Financing I PLC
GBP 510,000	4.000%, 1/31/29	615,140
		17,987,377
Transportation Excluding Air/Rail: 1.7%
	Autostrade per l'Italia SPA
EUR 1,700,000	1.750%, 2/1/27	1,838,142
	DP World Ltd
EUR 1,095,000	2.375%, 9/25/26	1,224,455
	FedEx Corp
EUR 325,000	1.300%, 8/5/31	339,136
	Gatwick Funding Ltd
GBP 250,000	6.125%, 3/2/26	367,625
	Go-Ahead Group PLC
GBP 800,000	2.500%, 7/6/24	1,015,437
	Heathrow Funding Ltd
GBP 525,000	7.125%, 2/14/24	738,955
	Stagecoach Group PLC
GBP 680,000	4.000%, 9/29/25	913,159
		6,436,909
Utilities: 1.9%
	Acquirente Unico SPA
EUR 850,000	2.800%, 2/20/26	984,589
	Comision Federal de Electricidad
600,000	4.677%, 2/9/51	494,061
	EnBW Energie Baden-Wuerttemberg AG
EUR 1,100,000	1.125% (5 Year Swap Rate EUR + 1.424%), 11/5/79 [1,4]	1,163,811
	Iberdrola International BV
EUR 600,000	3.250% (5 Year Swap Rate EUR + 2.973%), 11/12/24 [1,3,4]	685,501
EUR 600,000	2.625% (5 Year Swap Rate EUR + 2.061%), 3/26/24 [1,3,4]	676,425
	National Central Cooling Co PJSC
1,600,000	2.500%, 10/21/27	1,469,000
	Redexis Gas Finance BV
EUR 500,000	1.875%, 5/28/25	560,984
	Suez SA
EUR 800,000	2.875% (5 Year Swap Rate EUR + 2.504%), 1/19/24 [1,3,4]	898,475
		6,932,846
TOTAL CORPORATE BONDS
(Cost $287,123,533)		273,969,637

US GOVERNMENT NOTES/BONDS: 10.2%
Sovereign: 10.2%
	United States Treasury Note/Bond
25,000,000	1.750%, 3/15/25	24,499,023
13,775,000	2.250%, 2/15/52	13,208,934
		37,707,957
TOTAL US GOVERNMENT NOTES/BONDS
(Cost $38,136,803)		37,707,957

CONVERTIBLE BONDS: 1.7%
Banking: 1.7%
	Bank Leumi Le-Israel BM
1,330,000	3.275% (5 Year CMT Rate + 1.631%), 1/29/31 [1,4]	1,253,525
	Bank of Ireland Group PLC
2,075,000	4.125% (5 Year CMT Rate + 2.500%), 9/19/27 [1,4]	2,073,547
	Barclays PLC
EUR 800,000	2.000% (5 Year Swap Rate EUR + 1.900%), 2/7/28 [1,4]	890,340
	Deutsche Bank AG
EUR 900,000	5.625% (5 Year Swap Rate EUR + 6.000%), 5/19/31 [1,4]	1,074,727
	Westpac Banking Corp
EUR 850,000	0.766% (5 Year Swap Rate EUR + 1.050%), 5/13/31 [1,4]	885,267
		6,177,406
TOTAL CONVERTIBLE BONDS
(Cost $6,481,886)		6,177,406

BANK LOANS: 11.0%
Automotive & Auto Parts: 0.5%
	First Brands 1st Lien (Trico) (3/21)
2,000,991	6.000% (3 Months LIBOR + 5.000%), 3/30/27 [1,2]	1,990,986

Cable/Satellite TV: 0.3%
	CSC Holdings B1 (03/17)
1,000,000	2.647% (1 Month LIBOR + 2.250%), 7/17/25 [1,2]	986,255

Capital Goods: 0.5%
	Ali Group
1,000,000	2.447%, 12/20/28 [1,2,6,7]	987,085
	Alison US B-1 (Alstom)
509,558	6.500% (3 Months LIBOR + 5.500%), 8/29/23 [1,2]	411,149
	Alison US B-2 (Alstom) (Arvos Midco S.a.r.l.)
505,604	6.500% (3 Months LIBOR + 5.500%), 8/29/23 [1,2]	407,959
		1,806,193
Chemicals: 0.6%
	Rohm Holding USD
2,468,354	5.269% (6 Months LIBOR + 4.750%), 7/31/26 [1,2]	2,344,937

Consumer-Products: 0.6%
	Journey Personal Care B (Domtar)
1,364,688	5.256% (3 Months LIBOR + 4.250%), 3/1/28 [1,2]	1,302,431
	Kronos Acquisition (KIK Custom) B (1/21)
977,525	4.250% (3 Months LIBOR + 3.750%), 12/22/26 [1,2]	917,246
		2,219,677
Diversified Financial Services: 1.0%
	Jane Street Group (1/21)
1,802,188	3.207% (1 Month LIBOR + 2.750%), 1/26/28 [1,2]	1,781,543
	Trans Union
868,468	2.750% (1 Month LIBOR + 2.250%), 12/1/28 [1,2]	863,400
	Trans Union B5
1,118,484	2.207% (1 Month LIBOR + 1.750%), 11/13/26 [1,2]	1,104,084
		3,749,027
Diversified Media: 0.3%
	Clear Channel Outdoor Holdings B
1,231,061	3.799% (3 Months LIBOR + 3.500%), 8/21/26 [1,2]	1,212,213

Healthcare: 2.3%
	Auris Luxembourg III B (Siemens/Sivantos/Widex)
1,227,852	4.207% (1 Month LIBOR + 3.750%), 2/27/26 [1,2]	1,199,077
	Milano Acquisition B
742,481	5.006% (3 Months LIBOR + 4.000%), 10/1/27 [1,2]	742,481
	MPH Acquisition Holdings B (08/21) (MultiPlan)
997,494	4.758% (3 Months LIBOR + 4.250%), 9/1/28 [1,2]	971,499
	One Call (One Call Medical) (3/21)
2,084,250	6.250% (3 Months LIBOR + 5.500%), 4/22/27 [1,2]	1,959,195
	Onex Carestream (2023 EXTENDED TERM)
1,147,501	7.756% (3 Months LIBOR + 6.750%), 5/8/23 [1,2]	1,136,026
	US Outpatient/ US Radiology(12/20)
2,475,047	6.313% (3 Months LIBOR + 5.250%), 12/15/27 [1,2]	2,470,666
		8,478,944
Insurance: 0.3%
	Acrisure B (1/20)
1,231,156	3.724% (3 Months LIBOR + 3.500%), 2/16/27 [1,2]	1,216,283

Paper: 0.3%
	Spa Holdings 3 (Ahlstrom) B
1,138,543	4.500% (3 Months LIBOR + 3.750%), 2/4/28 [1,2]	1,107,233

Services: 1.3%
	Franchise Group First Out
1,630,890	5.500% (3 Months LIBOR + 4.750%), 3/10/26 [1,2]	1,630,890
	LBM Acquisition B
393,435	4.500% (3 Months LIBOR + 3.750%), 12/17/27 [1,2]	384,584
	Revint (10/20)
1,485,038	4.750% (1 Month LIBOR + 4.250%), 10/15/27 [1,2]	1,481,793
	Summer (BC) Bidco B1
1,234,257	5.180% (3 Months LIBOR + 5.000%), 12/4/26 [1,2]	1,231,684
		4,728,951
Steel: 0.3%
	Zekelman Industries (JMC Steel) (01/20)
1,245,208	2.137% (1 Month LIBOR + 2.000%), 1/25/27 [1,2]	1,224,712

Super Retail: 0.8%
	S&S Holdings
2,970,000	5.803% (3 Months LIBOR + 5.000%), 3/10/28 [1,2]	2,869,762

Technology: 0.7%
	Constant Contact
12	4.750% (1 Month LIBOR + 4.000%), 2/10/28 [1,2]	12
	CT Technologies (6/21) (HealthPort/Ciox Health/Smart)
618,750	5.000% (1 Month LIBOR + 4.250%), 12/16/25 [1,2]	615,158
	LogMeIn (8/20)
1,234,375	5.218% (1 Month LIBOR + 4.750%), 8/31/27 [1,2]	1,214,897
	Triton Solar US B
852,720	6.224% (3 Months LIBOR + 6.000%), 10/31/24 [1,2]	850,055
		2,680,122
Telecommunications: 0.7%
	Lumen Technologies B (1/20)
1,000,000	2.707% (1 Month LIBOR + 2.250%), 3/15/27 [1,2]	974,925
	Voyage B (Vocus Group) (USD)
1,890,500	4.000% (3 Months LIBOR + 3.500%), 7/20/28 [1,2]	1,876,321
		2,851,246
Transportation Excluding Air/Rail: 0.3%
	American Trailer World
1,116,563	4.400% (1 Month SOFR + 3.750%), 3/3/28 [1,2]	1,074,518

Utilities: 0.2%
	Exgen Renewables/ Exelon (12/20)
659,810	3.500% (3 Months LIBOR + 2.50%), 12/15/27 [1,2]	655,482

TOTAL BANK LOANS
(Cost $41,724,586)		41,196,541

TOTAL INVESTMENTS IN SECURITIES: 96.8%
(Cost $373,466,808)		359,051,541
Other Assets in Excess of Liabilities: 3.2%		11,847,882
TOTAL NET ASSETS: 100.0%		$370,899,423

†	In USD unless otherwise indicated.
CMT	Constant Maturity Treasury Rate
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
EUSA11	11 Year Swap Rate - EUR
GBP	Great Britain Pound
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind - represents the security may pay interest in additional par.
SOFR	Secured Overnight Financing Rate
USD	United States Dollars

[1]	Variable rate security; rate shown is the rate in effect on March 31, 2022. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[2]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[3]	Perpetual call date security. Date shown is next call date.
[4]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on March 31, 2022. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[5]	Zero coupon security.
[6]	All or a portion of the loan may be unfunded.
[7]	Denotes investments purchased on a when-issued or delayed delivery basis.

Summary of Fair Value Exposure at March 31, 2022

The Muzinich Credit Opportunities Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.
U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022. See the Schedule of Investments for the
industry breakout.
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$273,969,637	$–	$273,969,637
US Government Notes/Bonds	$–	37,707,957	–	37,707,957
Convertible Bonds	–	6,177,406	–	6,177,406
Bank Loans	–	41,196,541	–	41,196,541
Total Assets	$–	$359,051,541	$–	$359,051,541
Other Financial Instruments[1]:
Forwards	$–	$(442,342)	$–	$(442,342)
Swaps	–	(1,076,105)	–	(1,076,105)
Total Other Financial Instruments	$–	$(1,518,447)	$–	$(1,518,447)

[1] Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and are presented at the net unrealized appreciation/(depreciation) on the investment.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at March 31, 2022 (Unaudited)

The Muzinich Credit Opportunities Fund (the "Fund") had the following forward foreign currency exchange contracts outstanding with the Bank of New York:

		U.S. Dollar Value at		U.S. Dollar Value at	Unrealized Appreciation
Settlement Date	Currency to be Delivered	March 31, 2022	Currency to be Received	March 31, 2022	(Depreciation)
6/15/2022	EUR 79,000,000	$87,658,108	USD 87,211,576	87,211,576	$(446,532)
6/15/2022	EUR 7,000,000	7,735,874	USD 7,767,174	$7,767,174	31,300
6/15/2022	GBP 7,100,000	9,324,290	USD 9,297,180	9,297,180	(27,110)
		$104,718,272		$104,275,930	$(442,342)

SCHEDULE OF SWAP CONTRACTS at March 31, 2022

The Credit Opportunities Fund had the following credit default swap contracts outstanding with Morgan Stanley.

Reference Obligation	Buy/Sell Protection	Fixed Pay Rate	Maturity Date	Payment Frequency	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Markit CDX.NA.HY.37 [1]	Buy [2]	5.000%	12/20/26	Quarterly	$17,000,000	$(1,076,105)	$(904,652)	$171,453

[1]	Markit CDX North American High Yield Index.
[2]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.